Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001342947
BBH Select Series - Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BBH SELECT SERIES-LARGE CAP FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of BBH Select Series-Large Cap Fund (the “Fund”) is to provide investors with long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold, and sell the Fund’s Class I Shares and Retail Class Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund’s Class I Shares and Retail Class Shares to the cost of investing in other mutual funds. This example gives effect to the Expense Limitation Agreement for 1 year and the first year of the 3-, 5- and 10-year calculations. The example assumes that you invest $10,000 in the Fund’s Class I Shares and Retail Class Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Class I Shares and Retail Class Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large capitalization publicly traded equity securities. Commonly referred to as large cap stocks, such securities will be issued by domestic and foreign issuers both directly and in the form of depository receipts, including American Depository Receipts (“ADRs”), representing an interest in these securities. The Fund primarily seeks to buy common stock and may also invest in preferred stock. The Investment Adviser considers large cap securities to be securities that at the time of purchase have a market capitalization within the range of companies included in the S&P 500 Index. As of January 31, 2021, the market capitalization range of companies included in the S&P 500 Index was $4.17 billion to $2.22 trillion. The Fund’s strategy is based on fundamental business analysis and a long-term orientation that blends aspects of growth and value investing. The Investment Adviser selects companies based on their qualitative merits, competitive profile and prospective value creation potential. As part of the Fund’s investment process, the Adviser considers environmental, social and governance (“ESG”) factors for each investment in the portfolio. ESG factors include, but are not limited to the environmental and social impact of the issuer, as well as the issuers instituted governance programs. The Fund follows a “buy and own” approach that does not make use of short-term trades in pursuit of small gains. The Investment Adviser believes that its long-term orientation can benefit the Fund’s net performance results. Investments may be sold if they appreciate to levels at or near the higher end of the Investment Adviser’s estimated ranges of intrinsic value. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than would a diversified fund.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large capitalization publicly traded equity securities. Commonly referred to as large cap stocks, such securities will be issued by domestic and foreign issuers both directly and in the form of depository receipts, including American Depository Receipts (“ADRs”), representing an interest in these securities. The Fund primarily seeks to buy common stock and may also invest in preferred stock. The Investment Adviser considers large cap securities to be securities that at the time of purchase have a market capitalization within the range of companies included in the S&P 500 Index. As of January 31, 2021, the market capitalization range of companies included in the S&P 500 Index was $4.17 billion to $2.22 trillion.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large capitalization publicly traded equity securities. Commonly referred to as large cap stocks, such securities will be issued by domestic and foreign issuers both directly and in the form of depository receipts, including American Depository Receipts (“ADRs”), representing an interest in these securities. The Fund primarily seeks to buy common stock and may also invest in preferred stock. The Investment Adviser considers large cap securities to be securities that at the time of purchase have a market capitalization within the range of companies included in the S&P 500 Index. As of January 31, 2021, the market capitalization range of companies included in the S&P 500 Index was $4.17 billion to $2.22 trillion.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective. Investment Risk: Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. Market Risk: The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally. Equity Securities Risk: Equity securities risk is the risk that prices of equity securities rise and fall daily due to factors affecting individual companies, particular industries or the equity market as a whole. 6 Non-Diversification Risk: Because a non-diversified fund under the federal securities laws may invest in a relatively small number of issuers compared to a diversified fund, changes in the financial condition of individual issuers, as well as political, regulatory or economic occurrences affecting such issuers may cause greater fluctuation in the value of a non-diversified fund’s shares. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). Foreign Investment Risk: Investing in securities of foreign-based companies, including ADRs, involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. Management Risk: The Fund is actively managed, and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized. Shareholder Concentration Risk: Asset allocation decisions, particularly large redemptions, made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders may adversely impact remaining Fund shareholders.
Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	A shareholder may lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Non-Diversification Risk: Because a non-diversified fund under the federal securities laws may invest in a relatively small number of issuers compared to a diversified fund, changes in the financial condition of individual issuers, as well as political, regulatory or economic occurrences affecting such issuers may cause greater fluctuation in the value of a non-diversified fund’s shares. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”).
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class I Shares for the last calendar year. The table shows how the average annual returns of the Fund’s Class I Shares and Retail Class Shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index. When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class I Shares for the last calendar year. The table shows how the average annual returns of the Fund’s Class I Shares and Retail Class Shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class I Shares for the last calendar year. The table shows how the average annual returns of the Fund’s Class I Shares and Retail Class Shares for the periods indicated compared to a broad-based market index
Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-575-1265
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.bbhfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class I Shares (% Per Calendar Year)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Performing Quarter:	15.49% in 2nd quarter of 2020
Lowest Performing Quarter:	(19.98)% in 1st quarter of 2020

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	19.98%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Through December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

BBH Select Series - Large Cap Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2022
1 Year	rr_ExpenseExampleYear01	$ 76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	412
10 Years	rr_ExpenseExampleYear10	$ 919
Annual Return 2020	rr_AnnualReturn2020	12.30%
1 Year	rr_AverageAnnualReturnYear01	12.30%
Since Inception	rr_AverageAnnualReturnSinceInception	12.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2019
BBH Select Series - Large Cap Fund | Retail Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.58%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.48%
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.43%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2022
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	841
5 Years	rr_ExpenseExampleYear05	1,598
10 Years	rr_ExpenseExampleYear10	$ 3,593
1 Year	rr_AverageAnnualReturnYear01	11.96%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2019

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Brown Brothers Harriman & Co., through a separately identifiable department ("Investment Adviser"), has contractually agreed to limit the Total Annual Fund Operating Expenses of the Fund to 0.80% until March 1, 2022 (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and amounts payable pursuant to any plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (“the 1940 Act”)) (the “Expense Limitation Agreement”). After exclusions, total net operating expenses for Retail Class shares will be 1.05% of the average daily net assets. The Expense Limitation Agreement may only be terminated during its term with approval of the Fund’s Board of Trustees (the “Board”).